Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (76,899)	$ (146,468)	$ (280,517)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Depreciation and amortization		3,667
Accounts receivable	(37,899)
Other receivables	805	(81)
Advances to suppliers	(122,385)
VAT credit		10,895
Accounts payable	12,626	475
Advance from customers	7,215
Advance from customers - related party	370,813
Payroll payable	299	(22,916)
Taxes payable	217
Lease liabilities		(1,547)
Other payables	200
Net Cash Provided by (Used in) Operating Activities	154,992	(155,975)
CASH FLOWS FROM FINANCING ACTIVITIES:
Collection of subscription receivables		500,000
Proceeds from related parties	49,062	61,814
Repayments to related parties	(144,301)	(309,068)
Repayments to loan payables		(108,174)
Net Cash Provided by (Used in) Financing Activities	(95,239)	144,572
CASH FLOWS FROM INVESTING ACTIVITIES:
Net Cash Provided by Investing Activities
Effect Of Exchange Rate Changes On Cash	(3,400)	24,810
Net Increase in Cash	56,353	13,407
Cash, beginning of year	15,005	456	456
Cash, end of year	71,358	13,863	$ 15,005
Supplemental Disclosure Of Cash Flow Information:
Interest	17	38
Income taxes